                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-7193
                     (Investment Company Act File Number)

                        Federated Institutional Trust

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 10/31/03

             Date of Reporting Period: Fiscal year ended 10/31/03

Item 1.     Reports to Stockholders

[Logo of Federated Investors]

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2003

FINANCIAL HIGHLIGHTS
MANAGEMENT DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout the Period)

Year Ended 10/31/2003
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.90
Net realized and unrealized gain on investments	1.63

Total from investment operations	2.53

Less Distributions:
Distributions from net investment income	(0.89)

Net Asset Value, End of Period	$11.64

Total Return[1]	26.19%

Ratios to Average Net Assets:

Expenses	0.46%

Net investment income	8.20%

Expense waiver/reimbursement2	0.84%

Supplemental Data:

Net assets, end of period (000 omitted)	$48,437

Portfolio turnover	22%

Redemption fees consisted of the following per share amounts	$0.00 [3]

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

3 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Management Discussion of Fund Performance

This report covers the first fiscal year for the fund since its inception on November 1, 2002. To achieve adequate diversification at inception, the fund initially invested the majority of its assets in the Federated High Yield Bond Portfolio. The Federated High-Yield Bond Portfolio is a registered non-publicly offered investment company which is managed in a similar manner and has the same benchmarks and objectives as the fund. At October 31, 2003, 32.7% of the fund's net assets were invested in the High-Yield Bond Portfolio. Specific positions mentioned in this report as having a material impact on performance, will include the impact that the position had on the performance of the High-Yield Bond Portfolio.

For the fiscal year ended October 31, 2003, the high yield market significantly outperformed the high quality bond market. For example, the Lehman Brothers Aggregate Bond Index1 , a measure of high quality bond performance, returned 4.90% versus a 30.63% return for the Lehman Brothers High Yield Composite Bond Index.2

The high yield market began the period from an extremely oversold position due to economic and geopolitical uncertainty. However, over the course of the year most indicators showed robust economic growth in the United States. Also, improved corporate earnings led to improved credit quality for the underlying market. These factors coupled with a significant decline in corporate defaults led to a contraction of the risk premium or "credit spread" investors require for investing in the high yield market and consequently led to the price appreciation experienced in the market. For example, the spread over treasuries for the Credit Suisse High Yield Index3 contracted from 10.80% on October 31, 2002 to 5.36% on October 31, 2003. In contrast to the 2002 fiscal year, the distressed end of the high yield market was the area with the strongest performance. For example, bonds rated CCC, returned 71.92%, compared to bonds rated B, which returned 32.50%, and bonds rated BB, which returned 22.95%.< /P>

The fund had a total return of 26.19%4 for the reporting period, based on net asset value. The fund's underweight in CCC rated bonds negatively impacted its performance during the period. From an industry sector perspective, the fund's overweight position in more conservative sectors such as Consumer Non-Cyclical and Gaming, and its underweight position in the more speculative sectors such as Utilities, Technology, and Telecommunications hurt relative performance. For example, Non-Cyclical returned 17.27% and Gaming returned 15.71%, while the Utility, Technology, and Telecommunications sectors returned 61.60%, 57.77% and 67.01% respectively during the period. Specific holdings which underperformed during the period included; New World Pasta (Food Products), MMI Products (Industrial Products), General Chemical Industries (Chemicals), Texas Petrochemicals (Chemicals) and Levi Strauss (Textiles). Conversely, portfolio holdings which significantly outperformed the market included; Primedia, Inc. (Printing & Publishing), Alamosa PCS Holdings (Wireless), Nextel Communications (Wireless), Calpine Corporation (Utilities) and Williams Companies (Utilities).

From a portfolio perspective, we have been seeking to add to positions that benefit from a continuing economic expansion. On the credit front, we are looking to move slightly down the credit quality curve to find opportunities that will benefit from credit spread tightening as the business environment improves. At the same time, we have also taken profit on distressed positions we had purchased earlier and have appreciated to the upper limits of our valuation range.

1 Lehman Brothers Aggregate Bond Index: An unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index and the Asset Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

2 Lehman Brothers High Yield Bond Index: An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100m, and at least 1 year to maturity.

3 Credit Suisse First Boston High Yield Index: Serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BBB to CCC and defaults.

4 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return based on offering price (i.e., less any applicable redemption fees) was 26.19%. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment grade securities.

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Institutional High Yield Bond Fund (the "Fund") from
November 1, 2002 (start of performance) to October 31, 2003 compared to the Lehman Brothers High Yield Composite Bond Index (LBHYCBI),2 the Lehman Brothers Single B Index (LBSBI)2 and the Lipper High Current Yield Funds Average (LHCYFA).3

Average Annual Total Return for the Period Ended 10/31/2003
Start of Performance (11/1/2002)	26.19%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 2.00% redemption fee will be applied to any redemption less than 90 days from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBHYCBI, the LBSBI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The LBHYCBI and the LBSBI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LHCYFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc., as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

Portfolio of Investments

October 31, 2003

Shares or Principal Amount			Value
		COMMON STOCKS & WARRANTS--0.1%
		Industrial Products & Equipment--0.1%
30,318	[1,2]	ACP Holdings Corp.	$15,159
27,399	[1]	ACP Holdings Corp., Warrants	13,700

		TOTAL COMMON STOCKS (IDENTIFIED COST $0)	28,859

		CORPORATE BONDS--66.2%
		Aerospace & Defense--0.6%
$100,000		Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011	110,750
75,000	[2]	GenCorp, Inc., Sr. Sub. Note, 9.50%, 8/15/2013	77,062
100,000	[2]	TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	107,250

		TOTAL	295,062

		Automotive--2.9%
150,000	[2]	Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	161,250
150,000		American Axle & Manufacturing, Inc., Company Guarantee, 9.75%, 3/1/2009	160,500
150,000		ArvinMeritor, Inc., Note, 8.75%, 3/1/2012	157,875
300,000		Lear Corp., Company Guarantee, 7.96%, 5/15/2005	319,875
175,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	204,094
250,000	[2]	TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	296,250
100,000	[2]	United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	102,750

		TOTAL	1,402,594

		Beverage & Tobacco--0.7%
125,000	[2]	Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008	136,875
100,000		Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008	110,250
100,000	[2]	Dimon, Inc., Sr. Note, 7.75%, 6/1/2013	103,500

		TOTAL	350,625

		Broadcast Radio & TV--2.5%
100,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	106,000
50,000		Lodgenet Entertainment, Sr. Sub. Deb., 9.50%, 6/15/2013	54,250
75,000		Muzak LLC, Sr. Note, 10.00%, 2/15/2009	79,125
200,000		PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012	215,500
200,000		Sinclair Broadcast Group, Inc., Company Guarantee, 8.75%, 12/15/2011	220,000
200,000	[2]	Vivendi Universal SA, Sr. Note, 6.25%, 7/15/2008	210,600
100,000	[2]	Vivendi Universal SA, Sr. Note, 9.25%, 4/15/2010	117,000
50,000	[3]	XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%, 12/31/2009	43,250
125,000		XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010	139,375

		TOTAL	1,185,100

		Building & Development--1.5%
175,000		Brand Services, Inc., Sr. Sub. Note, 12.00%, 10/15/2012	202,125
100,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	106,500
150,000	[2]	Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	162,750
100,000	[2]	Jacuzzi Brands, Inc., Sr. Secd. Note, 9.625%, 7/1/2010	106,500
50,000	[2]	Norcraft Cos. LLC, Sr. Sub. Note, 9.00%, 11/1/2011	52,750
100,000		Nortek Holdings, Inc., Sr. Note, 9.25%, 3/15/2007	103,750

		TOTAL	734,375

		Business Equipment & Services--1.4%
125,000		Buhrmann US, Inc., Company Guarantee, 12.25%, 11/1/2009	139,375
100,000	[2]	Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	92,500
200,000		Xerox Corp., Sr. Note, 7.625%, 6/15/2013	205,500
200,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	227,500

		TOTAL	664,875

		Cable Television--2.2%
350,000		CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013	367,500
200,000	[2]	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	204,000
125,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	140,937
250,000		Echostar DBS Corp., Sr. Note, 10.375%, 10/1/2007	276,250
100,000	[3]	Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011	87,000

		TOTAL	1,075,687

		Chemicals & Plastics--2.7%
100,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	105,500
50,000		FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009	58,125
50,000	[2]	Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010	54,750
175,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	167,562
75,000	[2]	Koppers, Inc, Sr. Secd. Note, 9.875%, 10/15/2013	79,875
150,000		Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008	148,875
150,000		Lyondell Chemical Co., Sr. Secd. Note, 9.875%, 5/1/2007	153,000
50,000	[2]	Nalco Co., Sr. Note, 7.75%, 11/15/2011	52,250
75,000	[2]	Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	78,375
75,000	[2]	Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011	67,125
100,000	[2,3]	Salt Holdings Corp., Sr. Disc. Note, 0/12.75%, 12/15/2012	71,500
150,000	[2,3]	Salt Holdings Corp., Sr. Unsecd. Disc. Note, 0/12.00%, 6/1/2013	92,250
75,000		Union Carbide Corp., Deb., 6.79%, 6/1/2025	72,188
50,000		Union Carbide Corp., Deb., 7.875%, 4/1/2023	43,875
75,000		Union Carbide Corp., Deb., 8.75%, 8/1/2022	69,188

		TOTAL	1,314,438

		Clothing & Textiles--1.4%
125,000	[2]	Broder Brothers Co., Sr. Note, 11.25%, 10/15/2010	128,750
125,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	114,375
125,000		Levi Strauss & Co., Sr. Note, 11.625%, 1/15/2008	108,125
125,000	[2]	Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	132,500
200,000	[2]	Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	215,000

		TOTAL	698,750

		Conglomerates--1.9%
250,000	[2]	Eagle Picher Industries, Inc., Sr. Note, 9.75%, 9/1/2013	266,250
200,000		Tyco International Group, Sr. Note, 6.375%, 6/15/2005	209,732
275,000		Tyco International Group, Sr. Note, 6.375%, 2/15/2006	291,052
100,000		Tyco International Group, Sr. Note, 6.375%, 10/15/2011	104,196

		TOTAL	871,230

		Consumer Cyclical - Automotive--0.5%
125,000		General Motors Corp., Sr. Deb, 8.375%, 7/15/2033	132,324
125,000		General Motors Corp., Sr. Note, 7.125%, 7/15/2013	130,402

		TOTAL	262,726

		Consumer Products--4.2%
100,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	110,000
100,000		American Achievement Corp., Sr. Note, (Series W.I.), 11.625%, 1/1/2007	111,500
200,000		American Greetings Corp., Sr. Sub. Note, 11.75%, 7/15/2008	232,000
100,000		Armkel Finance, Inc., Sr. Sub. Note, 9.50%, 8/15/2009	111,250
125,000		Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008	129,062
50,000		Commemorative Brands, Inc., Sr. Sub. Note, 11.00%, 1/15/2007	50,750
100,000	[2]	Hines Nurseries, Inc., Sr. Note, 10.25%, 10/1/2011	106,500
100,000		ICON Health & Fitness, Inc., Sr. Sub. Note, 11.25%, 4/1/2012	109,000
50,000		Jarden Corp., Sr. Sub. Note, 9.75%, 5/1/2012	55,000
50,000	[2]	Keystone Automotive Operations, Inc., Sr. Sub. Note, 9.75%, 11/1/2013	52,250
125,000		PCA International, Inc., Sr. Note, 11.875%, 8/1/2009	137,500
100,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	97,500
50,000	[2]	Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013	52,500
100,000	[2]	Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011	106,250
100,000		Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007	103,500
75,000		Sealy Mattress Co., Sr. Sub. Note, 10.875%, 12/15/2007	78,375
125,000	[2]	Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	138,437
50,000		True Temper Sports, Inc., Sr. Sub. Note, (Series B), 10.875%, 12/1/2008	53,250
200,000		United Industries Corp., Sr. Sub. Note, (Series D), 9.875%, 4/1/2009	209,500

		TOTAL	2,044,124

		Container & Glass Products--2.4%
50,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	56,625
100,000	[2]	Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	103,500
100,000		Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008	103,500
100,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	109,000
100,000		Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010	95,000
100,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 7.75%, 5/15/2011	105,750
50,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.25%, 5/15/2013	52,625
100,000		Owens-Brockway Glass Container, Inc., Sr. Secd. Note, 8.875%, 2/15/2009	108,750
100,000		Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008	100,000
100,000		Plastipak Holdings, Company Guarantee, 10.75%, 9/1/2011	110,500
50,000	[2]	Pliant Corp., Secd. Note, 11.125%, 9/1/2009	53,750
175,000		Tekni-Plex, Inc., Company Guarantee, (Series B), 12.75%, 6/15/2010	180,687

		TOTAL	1,179,687

		Ecological Services & Equipment--1.1%
100,000		Allied Waste North America, Inc., Company Guarantee, 7.625%, 1/1/2006	105,500
200,000		Allied Waste North America, Inc., Company Guarantee, 7.875%, 1/1/2009	208,500
75,000		Allied Waste North America, Inc., Company Guarantee, (Series B), 9.25%, 9/1/2012	84,375
100,000		Synagro Technologies, Inc., Sr. Sub. Note, 9.50%, 4/1/2009	110,500

		TOTAL	508,875

		Food Products--3.3%
125,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	150,625
100,000		B&G Foods, Inc., Company Guarantee, (Series D), 9.625%, 8/1/2007	103,250
50,000		Del Monte Corp., Company Guarantee, Series B, 9.25%, 5/15/2011	55,500
200,000	[2]	Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	221,000
75,000		Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010	76,875
100,000		Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009	108,500
50,000		Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011	54,375
125,000		Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011	107,500
100,000	[2]	National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011	111,500
200,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	219,000
250,000		Smithfield Foods, Inc., Sr. Note, (Series B), 8.00%, 10/15/2009	276,250
50,000		Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008	52,500
50,000		Swift & Co., Sr. Note, 10.125%, 10/1/2009	56,250

		TOTAL	1,593,125

		Food Services--0.5%
125,000		Carrols Corp., Company Guarantee, 9.50%, 12/1/2008	127,500
100,000	[2]	Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	106,250

		TOTAL	233,750

		Forest Products--2.8%
50,000		Boise Cascade Corp., Sr. Note, 7.00%, 11/1/2013	50,074
100,000		Georgia-Pacific Corp., Note, 7.50%, 5/15/2006	106,000
325,000		Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011	355,062
150,000		Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013	174,000
150,000	[2]	Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	166,125
100,000		Jefferson Smurfit Corp., Company Guarantee, 7.50%, 6/1/2013	102,500
175,000		MDP Acquisitions PLC, Sr. Note, 9.625%, 10/1/2012	195,125
100,000		MDP Acquisitions PLC, Sr. Note, 15.50%, 10/1/2013	115,500
100,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	109,500

		TOTAL	1,373,886

		Gaming--5.0%
50,000		Boyd Gaming Corp., Company Guarantee, 9.25%, 8/1/2009	56,312
100,000		Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012	105,250
100,000		Coast Hotels & Casinos, Inc., Company Guarantee, 9.50%, 4/1/2009	107,000
200,000		Harrah's Operations, Inc., Company Guarantee, 7.875%, 12/15/2005	217,000
125,000		Isle of Capri Casinos, Inc., Sr. Sub. Note, 8.75%, 4/15/2009	132,812
275,000		MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011	307,313
100,000		MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007	114,000
100,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	105,750
75,000	[2]	Majestic Star Casino LLC, Sr. Secd. Note, 9.50%, 10/15/2010	77,625
50,000		Mandalay Resort Group, Sr. Note, 9.50%, 8/1/2008	58,000
100,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	115,250
200,000	[2]	Mohegan Tribal Gaming Authority, Sr. Sub. Note, 6.375%, 7/15/2009	204,500
175,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	189,875
100,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	109,500
50,000		Park Place Entertainment Corp., Sr. Sub. Note, 9.375%, 2/15/2007	55,875
125,000		Penn National Gaming, Inc., Company Guarantee, 11.125%, 3/1/2008	141,563
100,000		Sun International Hotels Ltd., Sr. Sub. Note, 8.875%, 8/15/2011	109,125
100,000		Venetian Casino/LV Sands, Company Guarantee, 11.00%, 6/15/2010	115,500
75,000		Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%, 11/1/2010	86,625

		TOTAL	2,408,875

		Healthcare--3.4%
50,000		Alaris Medical Systems, Sr. Sub. Note, 7.25%, 7/1/2011	51,250
125,000		AmeriPath, Inc., Sr. Sub. Note, 10.50%, 4/1/2013	131,250
100,000	[2]	Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013	107,500
100,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	107,000
100,000		Fisher Scientific International, Inc., Sr. Sub. Note, 8.00%, 9/1/2013	108,000
50,000		HCA-The Healthcare Corp., Note, 5.25%, 11/6/2008	49,830
350,000		HCA-The Healthcare Corp., Sr. Note, 6.91%, 6/15/2005	369,096
75,000		Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%, 2/15/2009	85,125
100,000	[2]	Kinetic Concepts, Inc., Sr. Sub. Note, 7.375%, 5/15/2013	103,250
50,000	[2]	NeighborCare, Inc., Sr. Sub. Note, 6.875%, 11/15/2013	51,062
200,000		Tenet Healthcare Corp., Sr. Note, 6.375%, 12/1/2011	187,000
75,000	[2]	Universal Hospital Services, Inc., Sr. Note, 10.125%, 11/1/2011	78,188
175,000		Vanguard Health Systems, Company Guarantee, 9.75%, 8/1/2011	185,938

		TOTAL	1,614,489

		Hotels, Motels & Inns--1.6%
150,000		Florida Panthers Holdings, Inc., Company Guarantee, 9.875%, 4/15/2009	161,250
100,000		HMH Properties, Inc., Sr. Note, (Series B), 7.875%, 8/1/2008	103,750
150,000		HMH Properties, Inc., Sr. Note, (Series C), 8.45%, 12/1/2008	156,750
150,000		Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011	169,875
50,000		MeriStar Hospitality Corp., Company Guarantee, 9.125%, 1/15/2011	53,125
100,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012	111,000

		TOTAL	755,750

		Industrial Products & Equipment--1.8%
125,000	[2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	138,125
150,000	[2]	Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011	160,500
50,000		Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008	55,750
100,000		Hexcel Corp., Sr. Sub. Note, (Series B), 9.75%, 1/15/2009	104,750
96,000	[2]	Neenah Corp., Secd. Note, 11.00%, 10/1/2010	104,880
79,787		Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013	79,787
125,000	[2]	Norcross Safety Products, Sr. Sub. Note, 9.875%, 8/15/2011	134,375
100,000		Rexnord Corp., Sr. Sub. Note, 10.125%, 12/15/2012	111,500

		TOTAL	889,667

		Leisure & Entertainment--1.8%
150,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	165,000
100,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	110,000
150,000		Intrawest Corp., Company Guarantee, 10.50%, 2/1/2010	165,750
100,000		Regal Cinemas, Inc., Company Guarantee, (Series B), 9.375%, 2/1/2012	113,500
75,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	80,625
50,000		Six Flags, Inc., Sr. Note, 9.75%, 4/15/2013	49,313
175,000	[2]	Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	202,125

		TOTAL	886,313

		Machinery & Equipment--1.8%
100,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	115,500
100,000		Case Corp., Unsecd. Note, 7.25%, 8/1/2005	103,500
150,000	[2]	Case New Holland, Sr. Note, 9.25%, 8/1/2011	166,500
50,000	[2]	Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010	53,375
100,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	89,500
75,000	[2]	NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	78,000
250,000		United Rentals, Inc., Company Guarantee, (Series B), 10.75%, 4/15/2008	281,250

		TOTAL	887,625

		Metal & Mining--0.4%
50,000		Commonwealth Aluminum Corp., Sr. Sub. Note, 10.75%, 10/1/2006	50,500
125,000	[2]	Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	124,375

		TOTAL	174,875

		Oil & Gas--2.0%
125,000		CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011	143,125
125,000		Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009	137,500
125,000	[2]	El Paso Production Holding Co., Sr. Note, 7.75%, 6/1/2013	120,625
150,000		Lone Star Technologies, Inc., Company Guarantee, (Series B), 9.00%, 6/1/2011	146,625
100,000		Petroleum Helicopters, Inc., Company Guarantee, (Series B), 9.375%, 5/1/2009	108,000
150,000		Pogo Producing Co., Sr. Sub. Note, (Series B), 10.375%, 2/15/2009	161,250
50,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	53,500
50,000		Tesoro Petroleum Corp., Company Guarantee, (Series B), 9.625%, 11/1/2008	51,625
50,000		Tesoro Petroleum Corp., Sr. Secd. Note, 8.00%, 4/15/2008	53,125

		TOTAL	975,375

		Printing & Publishing--3.0%
125,000		Advanstar Communications, Company Guarantee, (Series B), 12.00%, 2/15/2011	125,625
100,000	[2]	Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010	106,750
100,000		American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011	108,500
100,000		Block Communications, Inc., Company Guarantee, 9.25%, 4/15/2009	107,250
175,000		Dex Media East LLC, Sr. Sub. Note, 12.125%, 11/15/2012	210,875
250,000	[2]	Dex Media West LLC, Sr. Sub. Note, 9.875%, 8/15/2013	285,625
100,000	[2]	R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	119,250
100,000		Sun Media Corp., Sr. Note, 7.625%, 2/15/2013	107,750
200,000		Vertis, Inc., Sr. Note, (Series B), 10.875%, 6/15/2009	206,500
75,000	[2]	Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%, 4/1/2009	80,438

		TOTAL	1,458,563

		Real Estate--0.1%
50,000	[2]	CBRE Escrow, Inc., Sr. Note, 9.75%, 5/15/2010	55,250

		Retailers--1.8%
50,000		Mothers Work, Inc., Sr. Note, 11.25%, 8/1/2010	55,750
100,000		Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007	109,500
250,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	291,250
100,000		Rite Aid Corp., Sr. Deb., 6.875%, 8/15/2013	94,750
175,000		Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010	189,438
100,000		United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012	109,500

		TOTAL	850,188

		Services--0.4%
100,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	94,500
75,000		The Brickman Group Ltd., Sr. Sub. Note, (Series B), 11.75%, 12/15/2009	85,875

		TOTAL	180,375

		Steel--0.4%
100,000		Ryerson Tull, Inc., Note, 9.125%, 7/15/2006	100,000
100,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	106,250

		TOTAL	206,250

		Surface Transportation--0.2%
50,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	47,250
50,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	54,750

		TOTAL	102,000

		Technology--1.2%
50,000		AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013	58,125
75,000	[2]	Cooperative Computing, Inc., Sr. Note, 10.50%, 6/15/2011	81,375
175,000		Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008	189,875
100,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	109,250
125,000		Unisys Corp., Sr. Note, 6.875%, 3/15/2010	133,125

		TOTAL	571,750

		Telecommunications & Cellular--4.9%
75,000	[3]	Alamosa PCS Holdings, Inc., Sr. Disc. Note, 0/12.875%, 2/15/2010	58,875
100,000	[2]	Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011	106,000
50,000		Alaska Communications Systems Holdings, Inc., Sr. Sub. Note, 9.375%, 5/15/2009	50,000
150,000	[2]	American Cellular Corp., Sr. Note, 10.00%, 8/1/2011	164,250
125,000	[2]	Cincinnati Bell, Inc., Sr. Note, 7.25%, 7/15/2013	127,351
125,000	[2]	Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%, 1/15/2014	128,906
100,000	[2]	Eircom Funding, Sr. Sub. Note, 8.25%, 8/15/2013	109,501
50,000		NEXTEL Communications, Inc., Sr. Disc. Note, 9.95%, 2/15/2008	52,875
200,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	219,000
100,000		Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009	116,250
50,000	[2]	Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011	51,000
325,000	[2]	Qwest Corp., Note, 8.875%, 3/15/2012	368,875
100,000		Qwest Communications International, Inc., Sr. Note, (Series B), 7.50%, 11/1/2008	98,000
500,000	[2]	Qwest Services Corp., Sr. Sub. Note, 13.50%, 12/15/2010	587,500
50,000	[2]	Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	50,000
100,000		Triton PCS, Inc., Sr. Note, 8.50%, 6/1/2013	105,000

		TOTAL	2,393,383

		Utilities--3.8%
50,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	55,250
225,000		CMS Energy Corp., Sr. Note, 8.90%, 7/15/2008	240,750
150,000		El Paso Corp., 6.75%, 5/15/2009	129,750
350,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	264,250
50,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	39,250
200,000		Illinois Power Co., Mtg. Bond, 11.50%, 12/15/2010	240,000
50,000	[2]	P G & E Corp., Sr. Secd. Note, 6.875%, 7/15/2008	52,939
100,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	108,875
50,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	52,250
50,000	[2]	Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010	45,000
100,000	[2]	Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	89,500
50,000	[2]	Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	51,250
125,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	127,188
25,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	24,938
150,000		Williams Cos., Inc. (The), Note, 7.625%, 7/15/2019	147,750
25,000		Williams Cos., Inc. (The), Note, 7.875%, 9/1/2021	24,875
150,000		Williams Cos., Inc. (The), Sr. Note, 8.625%, 6/1/2010	165,000

		TOTAL	1,858,815

		TOTAL CORPORATE BONDS (IDENTIFIED COST $30,385,405)	32,058,452

Shares			Value
		MUTUAL FUNDS--34.3%4
2,332,178		High-Yield Bond Portfolio	$15,858,809
776,241		Prime Value Obligations Fund, IS Shares	776,241

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $15,161,898)	16,635,050

		TOTAL INVESTMENTS--100.6% (IDENTIFIED COST $45,547,303)[5]	48,722,361

		OTHER ASSETS AND LIABILITIES--NET--(0.6)%	(285,359)

		TOTAL NET ASSETS--100%	$48,437,002

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At October 31, 2003, these securities amounted to $8,968,648 which represents 18.5% of total net assets.

3 Denotes a zero coupon bond with effective rate at time of purchase.

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $45,570,190.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2003

Assets:
Total investments in securities, at value including $16,635,050 of investments in affiliated issuers (identified cost $45,547,303)		$48,722,361
Cash		113,019
Income receivable		741,016
Receivable for investments sold		76,313
Receivable for shares sold		207,860

TOTAL ASSETS		49,860,569

Liabilities:
Payable for investments purchased	$1,062,910
Payable for shares redeemed	64,816
Income distribution payable	268,217
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	1,797
Payable for portfolio accounting fees (Note 5)	5,105
Accrued expenses	20,722

TOTAL LIABILITIES		1,423,567

Net assets for 4,160,938 shares outstanding		$48,437,002

Net Assets Consist of:
Paid in capital		$44,977,892
Net unrealized appreciation of investments		3,175,058
Accumulated net realized gain on investments		282,438
Undistributed net investment income		1,614

TOTAL NET ASSETS		$48,437,002

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Net asset value per share ($48,437,002 ÷ 4,160,938 shares outstanding)		$11.64

Offering price per share		$11.64

Redemption proceeds per share (98.00/100 of $11.64)[1]		$11.41

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2003

Investment Income:
Interest			$1,301,832
Dividends (received from affiliated issuers) (Note 5)			1,250,666

TOTAL INCOME			2,552,498

Expenses:
Investment adviser fee (Note 5)		$118,027
Administrative personnel and services fee (Note 5)		125,000
Custodian fees		8,447
Transfer and dividend disbursing agent fees and expenses (Note 5)		15,204
Auditing fees		18,060
Legal fees		2,329
Portfolio accounting fees (Note 5)		43,574
Share registration costs		38,710
Printing and postage		10,997
Miscellaneous		1,661

TOTAL EXPENSES		382,009

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(118,117)
Waiver of administrative personnel and services fee	(54,167)
Waiver of transfer and dividend disbursing agent fees and expenses	(2,185)
Reimbursement of other operating expenses	(73,168)

TOTAL WAIVERS AND REIMBURSEMENTS		(247,637)

Net expenses			134,372

Net investment income			2,418,126

Realized and Unrealized Gain on Investments:
Net realized gain on investments (including realized gain of $164,071 on sales of investments in affiliated issuers) (Note 5)			307,683
Net change in unrealized appreciation of investments			3,175,058

Net realized and unrealized gain on investments			3,482,741

Change in net assets resulting from operations			$5,900,867

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,418,126
Net realized gain on investments	307,683
Net change in unrealized appreciation of investments	3,175,058

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,900,867

Distributions to Shareholders:
Distributions from net investment income	(2,441,757)

Share Transactions:
Proceeds from sale of shares	47,623,113
Net asset value of shares issued to shareholders in payment of distributions declared	340,141
Cost of shares redeemed	(2,985,362)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	44,977,892

Change in net assets	48,437,002

Net Assets:
Beginning of period	--

End of period (including undistributed net investment income of $1,614)	$48,437,002

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Redemption Fees

Effective November 1, 2002, the Fund began imposing a 2.00% redemption fee to shareholders who redeem shares held for 90 days or less. All redemption fees are recorded by the Fund as paid in capital. For the year ended October 31, 2003, the redemption fees amounted to $1,430.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended 10/31/2003
Shares sold	4,398,707
Shares issued to shareholders in payment of distributions declared	30,080
Shares redeemed	(267,849)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,160,938

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to premium amortization adjustments.

For the period ended October 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Gain
$--	$25,245	$(25,245)

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended October 31, 2003 was as follows:

2003
Ordinary income[1]	$ 2,441,757

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary revenue	$575,158

Unrealized appreciation	3,152,171

The difference between book-basis and tax-basis net unrealized appreciation is attributable to premium amortization adjustments.

At October 31, 2003, the cost of investments for federal tax purposes was $45,570,190. The net unrealized appreciation of investments for federal tax purposes was $3,152,171. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,203,615 and net unrealized depreciation from investments for those securities having an excess of cost over value of $51,444.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Prime Value Obligations Fund	$ 11,849

High-Yield Bond Portfolio	1,238,817

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provided the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Trustees approved a new Agreement. Effective November 1, 2003, Federated Administrative Services ("FAS") will provide the Fund with administrative personnel and services. The fee paid to FAS will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during the fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ and FAS may voluntarily choose to waive any portion of their fee. FServ and FAS can modify or terminate this voluntary waiver at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the period ended October 31, 2003, were as follows:

Purchases	$51,174,262
Sales	6,826,481

7. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2003, the Fund did not designate any long-term capital gain dividends.

For the fiscal year ended October 31, 2003 certain dividends paid by the Fund may be subject to maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief of 2003 (the "Tax Relief Act"). The Fund will designate the amount allowable under the Tax Relief Act as subject to such maximum tax rate. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Institutional High Yield Bond Fund (one of the portfolios constituting Federated Institutional Trust) (the "Fund") as of October 31, 2003, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional High Yield Bond Fund of Federated Institutional Trust at October 31, 2003, the results of its operations, the changes in its net assets and financial highlights for the year ended October 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 10, 2003

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises two portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-four portfolios; Golden Oak® Family of Funds-seven portfolios and WesMark Funds-five portfolios.

The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: June 1994	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: July 1999

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: June 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: June 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: June 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: July 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: June 1994

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1994	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: September 1997	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson, III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 2002

Mark E. Durbiano has been the Fund's Portfolio Manager since its inception. He is a Vice President of the Trust. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998

Susan R. Hill is a Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Federated Institutional High Yield Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420B300

29856 (12/03)

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 26, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        December 29, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        December 26, 2003